Investment accounts (Tables)	6 Months Ended
Jun. 30, 2025
Investment accounts
Schedule of digital asset holdings
	June 30, 2025	December 31, 2024
Number of Solana	39,878	-
Crypto asset carrying value	$5,951,271	$-
Unrealized gain (loss) on crypto assets	182,665	-
Staking rewards	6,548	-
Cash	2,602,329	-
Total investment accounts	$8,742,813	$-